Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Jan. 31, 2012 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2011 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2010 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2009 Cumulative Redeemable Preferred Stock Class D [Member]	Dec. 31, 2004 Cumulative Redeemable Preferred Stock Class D [Member]	Jan. 31, 2012 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2011 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2010 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2009 Cumulative Redeemable Preferred Stock Class E [Member]	Dec. 31, 2006 Cumulative Redeemable Preferred Stock Class E [Member]
Class of Stock [Line Items]
Issued shares of stock (in shares)					5,100,000					8,800,000
Dividend rate on preferred stock (in hundredths)		7.375%					6.75%
Redemption amount (in dollars per share)		$ 25					$ 25
Number of months dividend payments were made		12					12
Dividend paid per preferred share of stock (in dollars per share)	$ 0.1536459	$ 1.8437508	$ 1.8437508	$ 1.8437508		$ 0.140625	$ 1.6875	$ 1.6875	$ 1.6875
Dividend payment on preferred shares		$ 9.4	$ 9.4	$ 9.4			$ 14.9	$ 14.9	$ 14.9